NOTE 4. DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
NOTE 4. DISCONTINUED OPERATIONS

In September 2011, one of Heat Planet’s PRC subsidiaries, Hebei Ruihua Real Estate Development Co., Ltd. (“Ruihua Real Estate”) sold its 100% equity interest in Hebei Ruituo Auto Trading Co., Ltd. (“Ruituo”) which mainly engaged in a vehicle trading business, to a company controlled by Mr. Li’s brother, for an aggregate sales consideration of $1,574.

In December 2011, Heat Planet, through its PRC subsidiary, Hebei Xuwei Trading Co., Ltd, sold its entire equity interests in the remaining operating companies, which were mainly engaged in real estate businesses, including Hebei Shengrong Investment Co., Ltd. (“Hebei Shengrong Investment”, formerly known as Hebei Xian Real Estate Development Co., Ltd.), Hebei Kaiyuan Real Estate Development Co., Ltd. (“Hebei Kaiyuan”), Ruihua Real Estate, and Hebei Kaiyuan Doors & Windows Manufacturing Co., Ltd., to Hebei Shengrong Kaiyuan Auto Parts Co., Ltd. (“Kaiyuan Shengrong”), which is controlled by Mr. Li, for an aggregate sales consideration of $15,871.

The sale of the subsidiaries was prior to the merger and because the Company used merger accounting as if the merger had been consummated at the beginning of the earliest period presented (see Note 2), the Company has accounted for the sale of these subsidiaries in the accompanying consolidated financial statements as discontinued operations. Assets and liabilities, revenues and expenses, and cash flows related to the aforementioned subsidiaries have been appropriately reclassified in the accompanying condensed consolidated financial statements as discontinued operations for all periods presented. The revenues of discontinued operations are $223,219 and $5,602 for years ended December 31, 2011 and 2010, respectively. The disposition to affiliates were recognized as capital transaction and therefore the disposal gain amounting to $24,793 were credited to additional paid in capital as of December 31, 2011.

There is no interest expense related to discontinued operations that shall be allocated to discontinued operation.